Stockholders Equity (Details)	12 Months Ended
Dec. 31, 2013
Summary of number of shares of the Company's common stock subject to each Founder's Option
Number of shares subject to founders option	22,805,512
Zhiguo Wang [Member]
Summary of number of shares of the Company's common stock subject to each Founder's Option
Number of shares subject to founders option	20,103,475
Guifang Qi [Member]
Summary of number of shares of the Company's common stock subject to each Founder's Option
Number of shares subject to founders option	2,488,737
Xingming Han [Member]
Summary of number of shares of the Company's common stock subject to each Founder's Option
Number of shares subject to founders option	213,300